Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	Stock-Based Compensation
We are authorized to issue and/or grant restricted stock, restricted stock units, stock options, stock appreciation rights, and other stock-based and cash-based awards under our 2022 Incentive Award Plan ("2022 Plan"). As of December 31, 2023, 2.9 million grant awards were reserved and authorized for issuance and/or grant under the 2022 Plan. In addition, the number of underlying shares authorized for issuance/grant under the 2022 Plan are subject to increase each year on January 1, equal to the lesser of (a) a number of shares equal to 2.5% of the aggregate number of shares of common stock outstanding on the final day of the immediately preceding calendar year and (b) such smaller number of shares as is determined by the compensation committee of the board of directors. On January 1, 2024, the number of shares authorized and reserved for grant under the 2022 Plan was increased by 2.2 million shares in accordance with the foregoing provision of the 2022 Plan.
As described in Note 2, Summary of Significant Accounting Policies, the Replacement Awards continue to vest over the original vesting schedule of the original underlying awards. We recognized a total stock-based compensation expense of $23.7 million upon the consummation of the Merger during the period January 1, 2022 through January 26, 2022 (Predecessor). We recognized stock-based compensation expense for the Replacement Awards of $6.6 million and $23.6 million during the year ended December 31, 2023 (Successor) and the period from January 27, 2022 through December 31, 2022 (Successor), respectively. The unrecognized stock-based compensation expense associated with these unvested Replacement Awards was $2.7 million as of December 31, 2023 (Successor).
When the VWAP of our common stock price exceeded the threshold in March 2022 the Sponsor RSAs and Seller RSUs vested, and we recorded their conversion from Class D common stock to Class A common stock on our consolidated statements of changes in stockholders' equity. We also recorded $12.7 million in stock-based compensation expense associated with the vesting of the Sponsor RSUs during the period January 27, 2022 through March 31, 2022 (Successor). Since these Sponsor RSAs and Sponsor RSUs had a market condition to vest, we estimated the fair values of these market-based RSAs and RSUs using a Monte Carlo simulation.
The key assumptions used to determine the fair value of these Sponsor RSUs and Sponsor RSAs were as follows:

Risk-free interest rate	1.6%
Expected price volatility	50.0%
Cost of equity	23.6%
Expected term (years)	5
Fair value of Class A Common stock	$10.00
We recorded $7.7 million in stock-based compensation expense for Sponsor Promote Shares during the period January 27, 2022 through March 31, 2022 (Successor).
We recorded the following total stock-based compensation expense (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Stock-based compensation expense	$21,235	$55,512	$23,705
The following summarizes RSU activity:

	Shares (in thousands)	Weighted-Average Grant Date Fair Value per Share
Unvested as of December 31, 2022 (Successor)	5,463	$9.83
Granted	4,480	$3.04
Vested	(3,106)	$8.99
Forfeited	(2,414)	$6.40
Unvested as of December 31, 2023 (Successor)	4,423	$5.41
At December 31, 2023 (Successor), we had unrecognized stock-based compensation relating to restricted stock of approximately $19.1 million, which is expected to be recognized over a weighted-average period of 0.8 years.
CouponFollow Incentive Plan
In connection with the acquisition of CouponFollow (see Note 4, Acquisitions), we approved and adopted the CouponFollow Incentive Plan, which includes CouponFollow’s key employees, including CouponFollow’s founder (“Principal Participant” and together collectively “Participants”). The CouponFollow Incentive Plan at the time of acquisition provided for total payments of $35.0 million payable at our option in cash or in fully-vested shares of our Class A common stock, consisting of a fixed amount of $10.0 million and contingent amounts of $25.0 million, which could be earned over a three calendar year period between each January 1 to December 31 of 2022, 2023 and 2024 (each a “Performance Period” and collectively, “Performance Periods”).
On September 6, 2023, in connection with entering into the Promissory Note (see Note 12, Related-Party Transactions), the parties made certain modifications to the CouponFollow Incentive Plan. Such modifications include (i) the lowering of the contingent earnout payout amounts, (ii) the lowering of contingent earnout tier targets to the amounts noted below, (iii) the increase of the contingent earnout performance period by one year, and (iv) adding the requirement for the payment of the third fixed earnout amount to be in cash.
The restructured CouponFollow Incentive Plan provides for total payments of $31.3 million payable at our option in cash or in fully-vested shares of our Class A common stock (unless otherwise noted) over the Performance
Periods. In order to be eligible for the CouponFollow Incentive Plan, the Participants must maintain continuous employment through the last day of each Performance Period, with the exception of the Principal Participant who is still eligible if terminated without cause or if they terminate their employment for good reason. Payment amounts and at the times set forth below:
•Fixed Amount. Over the performance periods, we shall pay to each eligible Participant $10.0 million (“Fixed Amount”) in three substantially equal pro rata installment payments. The first two payments are to be settled at our option in cash or in fully-vested shares of our Class A common stock. The third payment is required to be settled in cash.
•Tier 1 Target. If, during any of the Performance Periods, the CouponFollow business achieves the first tier TTM EBITDA (as defined in the CouponFollow Incentive Plan) for the first time (“Tier 1 Target”), we will pay a total of $8.5 million (“Tier 1 Amount”) in substantially equal pro rata amounts at the times in the table set forth below (in thousands).
•Tier 2 Target. If, during any of the Performance Periods, the CouponFollow business achieves the second tier TTM EBITDA for the first time (“Tier 2 Target”), we will pay an additional $6.4 million (“Tier 2 Amount”) in substantially equal pro rata amounts at the times in the table set forth below (in thousands).
•Tier 3 Target. If, during any of the Performance Periods, the CouponFollow business achieves the third tier TTM EBITDA for the first time (“Tier 3 Target” and together with the Tier 1 Target and Tier 2 Target, collectively “Targets”), we will pay an additional $6.4 million (“Tier 3 Amount” and together with the Tier 1 Amount and the Tier 2 Amount, collectively “Tier Amounts”) in substantially equal pro rata amounts at the times in the table set forth below (in thousands).

Performance Period*	Fixed Amount	Tier 1 Amount*	Tier 2 Amount*	Tier 3 Amount*	Total maximum Payment per Performance Period
Dec. 31, 2022**	$3,333	$—	$—	$—	$3,333
Dec. 31, 2023	3,333	2,833	—	—	6,166
Dec. 31, 2024	3,334	2,833	3,187	—	9,354
Dec. 31, 2025	—	2,834	3,188	6,375	12,397
	$10,000	$8,500	$6,375	$6,375	$31,250
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*If the Tier 1 Amount is not achieved in the first Performance Period but is achieved in the second Performance Period, the Tier 1 Amount for the first Performance Period shall be paid out at the end of the second Performance Period and if achieved in the third Performance period the full amount will be paid at the end of the third Performance Period. If the Tier 2 Amount is not achieved in the second Performance Period but is achieved in the third Performance Period, the Tier 2 Amount will be paid at the end of the third Performance Period. If the Tier 2 Amount or the Tier 3 Amount is achieved in the first Performance Period, such Tier Amounts shall be paid as noted in the table above. Amounts earned are payable within 60 days of the end of each performance period.
**    On March 1, 2023, we issued 0.4 million shares of Class A Common stock with an aggregate fair value of $1.7 million, net of shares withheld for taxes, on the date of settlement, to settle the first Fixed Amount of $3.3 million.
If a Participant’s continued employment is terminated prior to applicable payment date(s), with the exception of the Principal Participant as discussed above, we will reverse all prior liabilities for their pro rata share of any Tier Amounts or Fixed Amounts associated with that Participant. If we elect to settle the payment obligations in shares of our Class A common stock, the number of shares payable under the CouponFollow Incentive Plan will be determined based on the VWAP of our Class A common stock.
As of December 31, 2023 (Successor), we have determined that it was not probable that the CouponFollow business would achieve any of the contingent earnout targets during the Performance Periods, and accordingly, we did not record a liability for any of the Tier amounts. During the year ended December 31, 2023 (Successor), we recognized $2.7 million for the Fixed Amount within salaries and benefits expenses on the consolidated statements of operations. The amount for the year ended December 31, 2023 (Successor) is net of a $0.6 million difference between the fair value of the Class A common stock issued to settle the earnout liability for fiscal 2022 and the carrying value of the earnout liability.